FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:            March 31, 2013



Check here if Amendment [  ]; Amendment Number:  ______

This Amendment (Check only one.):             [  ] is a restatement.
                                             [   ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:         Raub Brock Capital Management LP

Address:      700 Larkspur Landing Circle, Suite 240

              Larkspur, CA 94939

             __________________________________________



Form 13F File Number:         28-15157



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:         Richard Alpert

Title:        Principal

Phone:        (415) 927-6990


Signature, Place, and Date of Signing:

Richard Alpert,

____________________________________   Larkspur, CA February 1, 2013

                       [Signature]                     [City, State]      Date]



Report Type (Check only one.):



[  ]13F HOLDINGS REPORT
(Check here if all holdings of this reporting mngr reported in this report)






[  ]13F NOTICE
(Check here if no holdings reported are in this report,& all holdings are reported by other reporting manager(s).



[ X ]  13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting mngr are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]



       Form 13F File Number                 Name



       28-13411              Envestnet









FORM 13F SUMMARY PAGE




Report Summary:



Number of Other Included Managers:                              0



Form 13F Information Table Entry Total:                         35



Form 13F Information Table Value Total:                        $173,226,966
__________

                                                              (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



[If there are no entries in this list, state NONE and omit the column headings and list entries.]



        NONE
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
FORM 13F INFORMATION TABLE
                                                           VALU                INVESTMNT  OTHR  VOTNG

NAME OF ISSUER           TITLE OF CLASS         CUSIP      (X1000)       SHR   ISCRETION MNGR  AUTH
Hormel Food Corp                COM	        440452100	7470	180783	SOLE		NONE
Walgreen Company            	COM	        931422109	7355	154257	SOLE		NONE
Magellan Midstream Part 	COM UT RP LP    559080106	7315	136904	SOLE	        NONE
Accenture PLC               	SHS CLASS A     G1151C101	6741	88730	SOLE	        NONE
Canadian Natl Railway Co    	COM	        136375102	6724	67036	SOLE		NONE
Nike, Inc. Class B          	CL B	        654106103	6716	113816	SOLE		NONE
TJX Companies, Inc.         	COM	        872540109	6702	143361	SOLE		NONE
Pimco 1-5 Year US TIPS Fnd 	1-3YRUSTREIDX   72201R205	6634	122241	SOLE	        NONE
Colgate-Palmolive           	COM	        194162103	6596	55884	SOLE		NONE
T Rowe Price Group, Inc.    	COM	        74144T108	6550	87483	SOLE		NONE
Grainger, W.W. Inc.         	COM	        384802104	6459	28709	SOLE		NONE
Medtronic, Inc.             	COM	        585055106	6395	136172	SOLE		NONE
Vangrd Short-Term Corp BndSHRT-TERM CORP        92206C409	6359	79153	SOLE	        NONE
Novo-Nordisk A-S ADR        	ADR	        670100205	6276	38863	SOLE		NONE
Xilinx, Inc.                	COM	        983919101	6249	163728	SOLE		NONE
Baxter International Inc    	COM	        071813109	6236	85844	SOLE		NONE
McDonalds Corp              	COM	        580135101	6193	62126	SOLE		NONE
Target Corporation          	COM	        87612E106	6193	90474	SOLE	 	NONE
Vanguard Interm-Term Corp Bnd	INT-TERM CRP    92206C870	6101	69827	SOLE	        NONE
Praxair, Inc.               	COM	        74005P104	5916	53036	SOLE		NONE
U S Bancorp                 	COM NEW	        902973304	5801	170965	SOLE		NONE
Toronto Dominion Bank       	COM NEW	        891160509	5770	69294	SOLE		NONE
Factset Research Systems    	COM	        303075105	5523	59640	SOLE		NONE
SPDR DJ Wilshire Global Real E	DJGLB RLES ETF  78463X749	4652	104961	SOLE		NONE
Vanguard Total Bond Market ETF	TOTAL BND MRKT  921937835	4603	55032	SOLE	        NONE
Vanguard Intl Equity Index  	ALLWRLD EX US   922042775	4567	98504	SOLE	        NONE
SPDR S&P Global Natural Resour	GLB NAT RESRCE  78463X541	4089	81341	SOLE	        NONE
iShares 1-3 Year Credit Bond F	BRCLYS 1-3YR CR 464288646	3468	32864	SOLE		NONE
Towers Watson & Co          	CL A	        891894107	1428	20600	SOLE		NONE
Vanguard Dividend Appreciation	DIV APP ETF	921908844	559	8504	SOLE	        NONE
Exxon Mobil Corporation     	COM	        30231G102	418	4635	SOLE		NONE
Bank Of Marin Bancorp       	COM	        063425102	407	10164	SOLE		NONE
Central Goldtrust           	TR UNIT	        153546106	388	6522	SOLE		NONE
Central Fd Cda Ltd Cla      	CL A	        153501101	246	12700	SOLE		NONE
Cerus Corp                  	COM	        157085101	130	29399	SOLE		NONE



